Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Unrealized gains on securities available for sale, tax effect (in Dollars)	$ (1,089,000)
Less reclassification adjustment for gains included in net income, tax effect (in Dollars)	$ 307,000